Subsequent Events - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
	Apr. 11, 2025	Jan. 13, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Advisory fee				$ 800
Common stock, par value per share			$ 0.0001	$ 0.00001	$ 0.00001
Aggregate purchase price			$ 300
Subsequent Event
Subsequent Event [Line Items]
Advisory fee	$ 2,000
Common stock paid as fee shares	769,231
Fee share issuable subject to lock up provision description	The Fee Shares subject to the lock-up provision are subject to adjustment if the dollar volume-weighted average price for the Company’s common stock (“VWAP”) 20 out of any 30 trading Days is at least $7.00 per share
Fee share issuable subject to lock-up period termination description	Lock-Up Period shall be terminated with respect to fifty percent of the shares to be issued for the fee. Furthermore, if the VWAP of the common stock for 20 out of any 30 Trading Days is at least $10.00 per share, then the Lock-Up Period shall be terminated with respect to the other fifty percent of the Fee Shares, rounded up.
Fee share issuable subject to lockup provision per share	$ 7
Fee share issuable subject to termination of lockup provision per share	$ 10
Subsequent Event | Advisory Agreement
Subsequent Event [Line Items]
Advisory fee		$ 500
Capital Market Advisory Services		300
Amount Paid For Merger		$ 200
Stock issued (in shares)		50,000
Common stock, par value per share		$ 11.5
Number of warrants to purchase shares issued		50,000
Aggregate purchase price		$ 15,400